Related party transactions (Tables)	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Disclosure of Balances and Turnover of Receivables and Payables with Associates and Joint Ventures Accounted For Under the Equity Method
The balances and turnover of receivables and payables with associates and joint ventures accounted for under the equity method are as follows:

	Yen in millions
	March 31,
	2025	2026
Trade accounts and other receivables
Associates	466,420	599,558
Joint ventures	79,251	106,776

Total	545,671	706,334

Trade accounts and other payables
Associates	1,576,129	1,844,886
Joint ventures	8,573	20,180

Total	1,584,702	1,865,066

Disclosure of Related Party Transactions

	Yen in millions
	For the years ended March 31,
	2024	2025	2026
Sales revenues
Associates	3,137,067	3,420,576	2,933,464
Joint ventures	662,202	622,056	1,161,865

Total	3,799,268	4,042,632	4,095,328

Cost of products sold (purchases)
Associates	12,426,770	12,889,776	14,090,055
Joint ventures	75,042	82,963	149,488

Total	12,501,811	12,972,740	14,239,543

Disclosure of Key Management Personnel
The compensation of key management personnel of TMC is as follows:

	Yen in millions
	For the years ended March 31,
	2024	2025	2026

Base compensation	1,107	1,425	1,206
Bonus	1,054	1,607	1,206
Share compensation	1,862	1,940	1,993

Total	4,024	4,972	4,405